Shareholder Fees - VIPIndex500Portfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio
Shareholder Fees:
(fees paid directly from your investment)